Note 3 – Stockholders’ Equity (Deficit) (Details Narrative) - $ / shares	3 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized	900,000,000	900,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Options issued	4,500,000
Board Members And Advisor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options issued	2,000,000
Ordinary shares	2,000,000
Exercise price	$ 0.0001
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options issued	2,500,000
Ordinary shares	2,500,000
Exercise price	$ 0.0001